Advances for acquisition of vessels - Additional Information (Details)	Jun. 30, 2026 USD ($)	Jan. 31, 2026 USD ($) item	Dec. 31, 2025 USD ($)	Nov. 07, 2025 USD ($)
Advances for acquisition of vessels
Number of vessels under construction for which memorandum of agreement was entered into | item		2
Advances for acquisition of vessels
Advances for acquisition of vessels
Property, plant and equipment	$ 20,133,259		$ 38,894,251
Advances for acquisition of vessels, purchase price
Advances for acquisition of vessels
Property, plant and equipment			38,800,000
Advances for acquisition of vessels, predelivery expenses
Advances for acquisition of vessels
Property, plant and equipment			$ 94,251
Nissos Piperi
Advances for acquisition of vessels
Purchase price of vessel				$ 97,000,000
Nissos Serifopoula
Advances for acquisition of vessels
Purchase price of vessel				$ 97,000,000
Nissos Tigani
Advances for acquisition of vessels
Purchase price of vessel		$ 99,300,000
Nissos Vous
Advances for acquisition of vessels
Purchase price of vessel		$ 99,300,000